WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

June 6, 2023

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Digital Trust (the “Trust”) File Nos. 333-255575 and 811-23659

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant’s WisdomTree Siegel High Income Digital Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 2, 2023 (Accession No. 0001214659-23-008245).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Sincerely,

Joshua Mayo
Joshua Mayo, Esq.

cc:	Michael S. Didiuk, Esq. (Perkins Coie LLP)

Todd Zerega, Esq. (Perkins Coie LLP)